Risk management - Leverage ratio (Details) - COP ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Risk management
Loans and borrowings	$ 107,739,990	$ 95,060,928
Cash and cash equivalents	(12,917,748)	(14,549,906)	$ (10,086,787)	$ (5,082,308)
Other financial assets	(3,199,418)	(2,934,734)
Net financial debt	91,622,824	77,576,288
Equity	$ 102,689,797	$ 90,583,772	$ 91,078,480	$ 53,499,363
Leverage	47.15%	46.13%